Revenue	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
3) REVENUE
Disaggregation of Revenue
The following table represents net sales disaggregated by product category:

	Three Months Ended		Nine Months Ended
Product Category	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Pipes, valves & fittings products	$943.4	$683.9	$2,536.2	$1,844.2
Storm drainage products	206.3	136.2	508.8	382.8
Fire protection products	152.4	104.6	409.0	313.8
Meter products	102.7	87.8	303.5	269.7

Total Net Sales	$1,404.8	$1,012.5	$3,757.5	$2,810.5

3) REVENUE
Disaggregation of Revenue
The following table represents net sales disaggregated by product category:

	Fiscal Years Ended
Product Category	January 31, 2021	February 2, 2020	February 3, 2019
Pipes, valves, & fittings products	$2,373.1	$2,164.2	$2,159.3
Storm drainage products	489.5	454.5	417.4
Fire protection products	413.9	387.3	292.6
Meter products	365.8	382.6	332.3

Total Net Sales	$3,642.3	$3,388.6	$3,201.6

Substantially all of the Company’s revenues were generated by sales within the United States. For fiscal 2020, fiscal 2019 and fiscal 2018, the Company had net sales to international customers of $3.2 million, $5.2 million and $3.6 million, respectively.